Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Carry forward losses	₨ 2,044		₨ 3,149
Trade payables, accrued expenses and other liabilities	4,994		3,713
Allowances for lifetime expected credit loss	3,921		4,521
Minimum alternate tax	3,425		0
Cash flow hedges	561
Others	0		318
Deferred tax assets, Gross1, Total	14,945		11,701
Property, plant and equipment	(686)		(1,840)
Amortizable goodwill	(2,166)		(1,899)
Intangible assets	(1,541)		(2,295)
Interest income and fair value movement of investments	(626)		(1,455)
Cash flow hedges			(604)
Contract liabilities	(11)		(289)
SEZ Re-investment Reserve	(6,614)		(1,132)
Others	(121)
Deferred tax liability, Gross	(11,765)		(9,514)
Net deferred tax assets	3,180		2,187
Deferred tax assets	6,005	$ 80	5,604
Deferred tax liabilities	₨ (2,825)	$ (37)	₨ (3,417)